Schedule of Investments (unaudited) July 31, 2019	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Arconic Inc.	101,009	$2,529,265

Airlines — 2.5%
Alaska Air Group Inc.	31,202	1,976,959
American Airlines Group Inc.	100,128	3,054,905
JetBlue Airways Corp.(a)	76,112	1,463,634
United Airlines Holdings Inc.(a)	55,900	5,137,769

		11,633,267

Auto Components — 1.2%
Autoliv Inc.	22,020	1,588,743
BorgWarner Inc.	52,467	1,983,253
Lear Corp.	15,761	1,998,179

		5,570,175

Automobiles — 0.3%
Harley-Davidson Inc.	40,223	1,439,179

Banks — 7.1%
BOK Financial Corp.	7,941	664,503
CIT Group Inc.	24,392	1,233,015
Citizens Financial Group Inc.	115,923	4,319,291
Cullen/Frost Bankers Inc.	15,932	1,512,584
Fifth Third Bancorp.	183,904	5,460,110
Huntington Bancshares Inc./OH	264,655	3,771,334
KeyCorp.	255,006	4,684,460
People’s United Financial Inc.	99,742	1,637,764
Popular Inc.	24,453	1,407,515
Prosperity Bancshares Inc.	16,813	1,166,654
Regions Financial Corp.	256,254	4,082,126
Synovus Financial Corp.	39,845	1,520,884
Zions Bancorp. N.A.	46,134	2,079,259

		33,539,499

Beverages — 0.5%
Molson Coors Brewing Co., Class B	47,502	2,564,633

Building Products — 0.8%
Fortune Brands Home & Security Inc.	35,409	1,945,370
Owens Corning	27,458	1,592,564

		3,537,934

Capital Markets — 1.2%
Affiliated Managers Group Inc.	12,961	1,111,924
Franklin Resources Inc.	74,472	2,430,022
Invesco Ltd.	101,311	1,944,158

		5,486,104

Chemicals — 1.6%
Chemours Co. (The)	41,479	791,005
Eastman Chemical Co.	35,051	2,641,093
Huntsman Corp.	53,136	1,091,945
Mosaic Co. (The)	89,839	2,263,044
Westlake Chemical Corp.	9,130	616,914

		7,404,001

Commercial Services & Supplies — 0.0%
ADT Inc.(b)	30,415	193,135

Communications Equipment — 0.5%
Juniper Networks Inc.	87,139	2,354,496

Construction & Engineering — 0.6%
AECOM(a)(b)	39,799	1,430,774

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	35,939	$1,344,837

		2,775,611

Consumer Finance — 0.9%
Ally Financial Inc.	100,445	3,305,645
Santander Consumer USA Holdings Inc.	28,380	763,706

		4,069,351

Containers & Packaging — 3.9%
Avery Dennison Corp.	21,357	2,453,279
Berry Global Group Inc.(a)	33,261	1,498,408
Crown Holdings Inc.(a)	34,193	2,188,694
International Paper Co.	100,490	4,412,516
Packaging Corp. of America	23,916	2,414,798
Sealed Air Corp.	39,358	1,644,771
Sonoco Products Co.	25,293	1,518,339
Westrock Co.	65,048	2,344,980

		18,475,785

Distributors — 0.8%
Genuine Parts Co.	36,941	3,587,710

Diversified Financial Services — 0.3%
AXA Equitable Holdings Inc.	63,354	1,424,198

Diversified Telecommunication Services — 0.6%
CenturyLink Inc.	242,699	2,934,231

Electric Utilities — 8.9%
Alliant Energy Corp.	59,763	2,960,659
Avangrid Inc.	14,111	713,311
Edison International	82,401	6,142,171
Entergy Corp.	48,034	5,073,351
Evergy Inc.	61,735	3,734,350
Eversource Energy	81,209	6,160,515
FirstEnergy Corp.	127,686	5,614,353
IDACORP Inc.	12,741	1,300,347
OGE Energy Corp.	50,567	2,171,853
Pinnacle West Capital Corp.	28,402	2,590,830
PPL Corp.	182,535	5,408,512

		41,870,252

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics Inc.(a)	21,427	1,555,815
Avnet Inc.	26,914	1,222,434
Flex Ltd.(a)	129,955	1,448,998

		4,227,247

Energy Equipment & Services — 0.5%
National Oilwell Varco Inc.	97,507	2,322,617

Entertainment — 0.6%
Viacom Inc., Class A	2,271	79,394
Viacom Inc., Class B, NVS	89,456	2,714,990

		2,794,384

Equity Real Estate Investment Trusts (REITs) — 8.1%
Brixmor Property Group Inc.	75,376	1,430,637
HCP Inc.	120,886	3,859,890
Kimco Realty Corp.	106,640	2,048,555
Lamar Advertising Co., Class A	21,633	1,750,542
Liberty Property Trust	37,481	1,960,256
Macerich Co. (The)	26,794	885,542
Medical Properties Trust Inc.	111,086	1,944,005
National Retail Properties Inc.	41,168	2,150,616
Omega Healthcare Investors Inc.	54,196	1,967,315

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Park Hotels & Resorts Inc.	50,991	$1,346,672
SL Green Realty Corp.	21,317	1,728,382
Ventas Inc.	93,428	6,286,770
VEREIT Inc.	245,973	2,243,274
Weyerhaeuser Co.	188,363	4,786,304
WP Carey Inc.	43,095	3,729,441

		38,118,201

Food & Staples Retailing — 1.3%
Kroger Co. (The)	204,018	4,317,021
U.S. Foods Holding Corp.(a)	55,308	1,956,244

		6,273,265

Food Products — 4.7%
Bunge Ltd.	35,736	2,088,054
Campbell Soup Co.	48,689	2,012,803
Conagra Brands Inc.	122,893	3,547,921
Ingredion Inc.	16,869	1,303,805
JM Smucker Co. (The)	28,768	3,198,714
Kellogg Co.	62,864	3,659,942
Pilgrim’s Pride Corp.(a)	13,210	357,463
Tyson Foods Inc., Class A	74,559	5,927,441

		22,096,143

Gas Utilities — 0.7%
National Fuel Gas Co.	21,854	1,043,310
UGI Corp.	44,085	2,252,303

		3,295,613

Health Care Equipment & Supplies — 1.5%
Zimmer Biomet Holdings Inc.	51,795	6,999,058

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	39,335	3,428,045
Cardinal Health Inc.	75,382	3,447,219
Laboratory Corp. of America Holdings(a)	24,912	4,173,258
McKesson Corp.	48,043	6,675,575
Quest Diagnostics Inc.	33,985	3,469,189
Universal Health Services Inc., Class B	20,966	3,162,931

		24,356,217

Hotels, Restaurants & Leisure — 0.9%
Aramark	62,356	2,256,663
Caesars Entertainment Corp.(a)	147,813	1,750,106

		4,006,769

Household Durables — 2.5%
Leggett & Platt Inc.	33,209	1,327,364
Lennar Corp., Class A	72,191	3,434,126
Lennar Corp., Class B	4,003	152,114
Mohawk Industries Inc.(a)	15,579	1,942,546
Newell Brands Inc.	98,407	1,396,395
Toll Brothers Inc.	33,463	1,203,664
Whirlpool Corp.	16,030	2,332,044

		11,788,253

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp./VA	167,877	2,818,655

Insurance — 7.8%
Alleghany Corp.(a)	3,654	2,505,657
American Financial Group Inc./OH	17,852	1,827,688
Arch Capital Group Ltd.(a)	102,126	3,951,255
Assurant Inc.	15,539	1,761,501
Athene Holding Ltd., Class A(a)	31,504	1,287,253
Fidelity National Financial Inc.	69,515	2,980,803

Security	Shares	Value

Insurance (continued)
First American Financial Corp.	28,342	$1,638,734
Hartford Financial Services Group Inc. (The)	91,427	5,268,938
Lincoln National Corp.	51,174	3,343,709
Old Republic International Corp.	72,002	1,642,366
Principal Financial Group Inc.	65,516	3,802,549
Reinsurance Group of America Inc.	15,822	2,466,966
Torchmark Corp.	25,592	2,337,062
Unum Group	53,556	1,711,114

		36,525,595

Internet & Direct Marketing Retail — 0.3%
Qurate Retail Inc.(a)	101,255	1,431,746

IT Services — 1.3%
DXC Technology Co.	67,848	3,783,883
Western Union Co. (The)	108,828	2,285,388

		6,069,271

Machinery — 2.5%
PACCAR Inc.	87,619	6,145,597
Stanley Black & Decker Inc.	38,324	5,656,239

		11,801,836

Media — 3.4%
DISH Network Corp., Class A(a)	58,394	1,977,221
Fox Corp., Class A, NVS	89,619	3,344,581
Fox Corp., Class B	41,028	1,526,242
Interpublic Group of Companies Inc. (The)	97,793	2,241,415
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	21,070	877,144
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	39,394	1,649,033
Omnicom Group Inc.	55,683	4,466,890

		16,082,526

Metals & Mining — 2.7%
Alcoa Corp.(a)	46,961	1,056,153
Freeport-McMoRan Inc.	366,879	4,057,682
Nucor Corp.	77,083	4,191,774
Reliance Steel & Aluminum Co.	16,994	1,698,550
Steel Dynamics Inc.	56,167	1,769,822

		12,773,981

Mortgage Real Estate Investment — 1.9%
AGNC Investment Corp.	135,726	2,326,344
Annaly Capital Management Inc.	368,286	3,517,131
New Residential Investment Corp.	105,024	1,647,826
Starwood Property Trust Inc.	70,861	1,646,101

		9,137,402

Multi-Utilities — 6.3%
Ameren Corp.	62,114	4,701,409
CenterPoint Energy Inc.	127,005	3,684,415
CMS Energy Corp.	71,764	4,178,100
DTE Energy Co.	46,336	5,889,769
MDU Resources Group Inc.	50,122	1,340,262
NiSource Inc.	94,373	2,801,934
WEC Energy Group Inc.	79,777	6,817,743

		29,413,632

Multiline Retail — 1.0%
Kohl’s Corp.	40,934	2,204,705
Macy’s Inc.	78,055	1,774,190
Nordstrom Inc.	26,669	883,011

		4,861,906

Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.	95,118	2,322,782

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	105,022	$2,835,594
Equitrans Midstream Corp.	51,709	857,852
HollyFrontier Corp.	39,698	1,975,769
Noble Energy Inc.	120,980	2,671,238
Targa Resources Corp.	58,836	2,289,309

		12,952,544

Personal Products — 0.4%
Coty Inc., Class A	76,184	831,167
Herbalife Nutrition Ltd.(a)	25,643	1,051,876

		1,883,043

Pharmaceuticals — 0.9%
Mylan NV(a)	130,428	2,725,945
Perrigo Co. PLC	31,637	1,708,715

		4,434,660

Professional Services — 0.7%
ManpowerGroup Inc.	15,131	1,382,217
Nielsen Holdings PLC	89,815	2,080,115

		3,462,332

Semiconductors & Semiconductor Equipment — 0.3%
First Solar Inc.(a)(b)	19,193	1,237,757

Software — 0.7%
Symantec Corp.	156,347	3,370,841

Specialty Retail — 1.8%
Best Buy Co. Inc.	58,758	4,496,750
Foot Locker Inc.	28,417	1,166,802
Gap Inc. (The)	53,606	1,045,317
L Brands Inc.	57,992	1,504,892

		8,213,761

Technology Hardware, Storage & Peripherals — 3.3%
Dell Technologies Inc., Class C(a)	37,683	2,175,816
Hewlett Packard Enterprise Co.	338,684	4,866,889
Seagate Technology PLC	63,715	2,950,642
Western Digital Corp.	74,102	3,993,357
Xerox Corp.	49,393	1,585,515

		15,572,219

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(a)	38,179	$1,358,791
Hanesbrands Inc.	91,384	1,470,368
Ralph Lauren Corp.	13,195	1,375,315

		4,204,474

Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp. Inc.	118,270	1,363,653

Trading Companies & Distributors — 0.9%
HD Supply Holdings Inc.(a)	43,159	1,748,371
United Rentals Inc.(a)(b)	19,892	2,517,333

		4,265,704

Total Common Stocks — 99.9% (Cost: $432,399,959)		469,544,131

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	3,398,574	3,400,273
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	248,000	248,000

		3,648,273

Total Short-Term Investments — 0.8% (Cost: $3,647,680)		3,648,273

Total Investments in Securities — 100.7% (Cost: $436,047,639)		473,192,404

Other Assets, Less Liabilities — (0.7)%		(3,073,549)

Net Assets — 100.0%		$470,118,855

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,184,023	(785,449)	3,398,574	$3,400,273	$2,824	(a)	$1	$144
BlackRock Cash Funds: Treasury, SL Agency Shares	336,338	(88,338)	248,000	248,000	3,220		—	—

				$3,648,273	$6,044		$1	$144

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Mid-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$469,544,131	$—	$—	$469,544,131
Money Market Funds	3,648,273	—	—	3,648,273

	$473,192,404	$—	$—	$473,192,404

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4